Loans and Allowance for Credit Losses - Summary of Subsequent Default (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($) contract	Dec. 31, 2020 USD ($) contract
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts | contract	1	0	1
Recorded Investment | $	$ 988	$ 0	$ 40
Consumer Portfolio Segment | Consumer home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of Contracts | contract	1	0	1
Recorded Investment | $	$ 988	$ 0	$ 40